UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 123.6%

Corporate — 10.7%
New Jersey EDA, RB, AMT:
Continental Airlines Inc. Project, 7.00%, 11/15/30	$3,450	$3,448,724
Continental Airlines Inc. Project, 7.20%, 11/15/30	2,000	2,005,220
Disposal, Waste M Management of New Jersey, Series A, 5.30%, 6/01/15	2,000	2,156,440
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	1,500	1,531,920
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,415,744

		11,558,048

County/City/Special District/School District — 13.0%
City of Perth Amboy New Jersey, GO, CAB (AGM) (a):
5.07%, 7/01/34	1,075	983,517
5.08%, 7/01/35	175	159,796
City of Vineland New Jersey, GO, Refunding, Electric Utilities, AMT (NPFGC):
5.30%, 5/15/30	1,500	1,500,255
5.38%, 5/15/31	1,500	1,501,230
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	2,630	2,968,060
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	2,400	2,559,864
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	1,790	330,649
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,600	2,459,288
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.25%, 8/15/38	225	237,521
Trenton Parking Authority, Refunding RB (NPFGC), 5.00%, 4/01/30	1,440	1,351,786

		14,051,966

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education — 12.7%
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31 (b)	$1,525	$1,599,039
New Jersey Educational Facilities Authority, RB:
Georgian Court College Project, Series C, 6.50%, 7/01/13 (c)	2,120	2,469,800
Montclair State University, Series J, 5.25%, 7/01/38	580	602,191
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,343,664
Fairleigh Dickinson University, Series C, 6.00%, 7/01/20	2,000	2,044,840
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	300	281,391
Series D, Georgian Court University, 5.00%, 7/01/33	250	238,440
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,660,699
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	535	548,915
5.00%, 12/01/26	350	356,930
5.25%, 12/01/32	500	507,500

		13,653,409

Health — 32.8%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,000	858,670
City of Newark New Jersey, Refunding RB, New Community Urban Renewal, Series A (GNMA), 5.20%, 6/01/30	1,815	1,842,243
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	441,110
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	710,933
Masonic Charity Foundation Project, 5.50%, 6/01/31	2,000	2,002,140
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	4,056,358
Seabrook Village Inc. Facility, 5.25%, 11/15/26	1,790	1,526,405

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB:
Health System, Catholic Health East, Series A, 5.38%, 11/15/12 (c)	$3,000	$3,325,770
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,372,184
Kennedy Health System, 5.63%, 7/01/31	2,130	2,140,927
Meridian Health, Series I (AGC), 5.00%, 7/01/38	750	757,463
South Jersey Hospital, 6.00%, 7/01/12 (c)	1,960	2,176,051
South Jersey Hospital, 6.00%, 7/01/12 (c)	5,500	6,106,265
Virtua Health (AGC), 5.50%, 7/01/38	1,250	1,325,625
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,255	1,282,823
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (d)	2,500	512,850
CAB, St. Barnabas Health, Series B, 5.69%, 7/01/36 (d)	7,700	935,319
CAB, St. Barnabas Health, Series B, 5.75%, 7/01/37 (d)	7,250	812,507
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,572,598
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	750	609,255

		35,367,496

Housing — 16.5%
Middlesex County Improvement Authority, RB, AMT (FNMA):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,406,342
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,370	4,396,307
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	1,775	1,786,360
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,750	1,815,852
Series A, 4.75%, 11/01/29	1,185	1,174,584
Series AA, 6.38%, 10/01/28	1,470	1,622,851
Series AA, 6.50%, 10/01/38	1,990	2,171,568
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.70%, 10/01/37	700	657,888

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Housing (concluded)
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	$580	$621,453
6.75%, 12/01/38	1,850	2,106,169

		17,759,374

State — 22.1%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 5.22%, 11/01/26 (d)	6,000	2,857,020
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	5,000	5,204,100
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,280,500
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,000	3,394,830
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	2,000	2,168,460
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,722,550
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 4.84%, 12/15/32 (d)	4,000	1,145,480
Series A, 6.00%, 12/15/38	1,450	1,610,544
Series A (AGC), 5.63%, 12/15/28	670	747,171
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	625,128

		23,755,783

Tobacco — 1.8%
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	2,000	1,910,280

Transportation — 12.9%
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	3,205	3,354,673
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.88%, 12/15/38	1,465	1,607,588
(AGC), 5.50%, 12/15/38	1,000	1,091,690
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	5,993,880

2	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	$1,750	$1,868,983

		13,916,814

Utilities — 1.1%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	620	611,556
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.40%, 9/01/33 (d)	2,000	525,760

		1,137,316

Total Municipal Bonds in New Jersey		133,110,486

Multi-State — 6.3%

Housing — 6.3%
Centerline Equity Issuer Trust, 6.80%, 11/30/50 (e)(f)	2,500	2,548,475
MuniMae TE Bond Subsidiary LLC (e)(f):
6.30%, 6/30/49	2,793	2,590,091
6.80%, 6/30/50	2,000	1,640,020

Total Municipal Bonds in Multi-State		6,778,586

Puerto Rico — 19.9%

Housing — 6.7%
Puerto Rico Housing Finance Authority, RB, Mortgage-Backed Securities, Series B, AMT (GNMA), 5.30%, 12/01/28	2,435	2,447,881
Puerto Rico Housing Finance Authority, Refunding RB:
Mortgage-Backed Securities, Series A, (GNMA), 5.20%, 12/01/33	2,435	2,447,905
Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,300	2,295,929

		7,191,715

State — 9.3%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.36%, 7/01/37 (d)	6,000	952,980
Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC) (a):
5.45%, 7/01/17 (c)	3,665	3,792,469
5.45%, 7/01/12	1,335	1,067,933
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	850	898,195
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,075	3,260,269

		9,971,846

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Transportation — 2.0%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	$2,000	$2,176,280

Utilities — 1.9%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,000	2,054,100

Total Municipal Bonds in Puerto Rico		21,393,941

Total Municipal Bonds – 149.8%		161,283,013

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

New Jersey — 1.9%

Transportation — 1.9%
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,083,381

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 1.9%		2,083,381

Total Long-Term Investments (Cost – $158,732,205) – 151.7%		163,366,394

Short-Term Securities	Shares

CMA New Jersey Municipal Money Fund, 0.04% (h)(i)	3,978,894	3,978,894

Total Short-Term Securities (Cost – $3,978,894) – 3.7%		3,978,894

Total Investments (Cost – $162,711,099*) – 155.4%		167,345,288
Other Assets Less Liabilities – 0.7%		790,715
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (1.2)%		(1,361,392)
Preferred Shares, at Redemption Value – (54.9)%		(59,107,813)

Net Assets Applicable to Common Shares – 100.0%		$107,666,798

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2010	3

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,570,858

Gross unrealized appreciation	$7,070,586
Gross unrealized depreciation	(6,655,452)

Net unrealized appreciation	$415,134

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Market Value	Unrealized Appreciation

Merrill Lynch & Co.	$1,599,039	$6,884

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

CMA New
Jersey
Municipal
Money Fund	10,639,704	(6,660,810)	3,978,894	$1,673

(i)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$163,366,394	—	$163,366,394
Short-Term Securities	$3,978,894	—	—	3,978,894

Total	$3,978,894	$163,366,394	—	$167,345,288

[1]	See above Schedule of Investments for values in each sector.

4	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New Jersey Municipal Income Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 28, 2010